WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
WARRANTS
Summary of Warrants outstanding
Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding 1-Jan-21	2,500,000	$8.00	3.04
Exercised	-	-	-
Granted	2,018,348	2.50	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-21	4,518,348	$5.54	3.07
Exercised	-	-	-
Granted	4,072,728	2.00	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-22	8,591,076	$3.86	3.67
Exercised	-	-	-
Granted	575,000	2.00	5.05
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-23	9,166,076	$3.74	2.82